Consolidated Statements of Stockholders' Equity (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Exercise of stock options (in shares)	682,263	586,563	113,359
Purchase of treasury stock (in shares)	97,430	36,553	83,802
Preferred stock dividend	$ 63.80	$ 63.80	$ 63.80
Treasury Stock [Member]
Purchase of treasury stock (in shares)	97,430	36,553	83,802
Additional Paid-in Capital [Member]
Exercise of stock options (in shares)	682,263	586,563	113,359
Accumulated Deficit [Member]
Preferred stock dividend	$ 63.80	$ 63.80	$ 63.80